Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income tax benefit (expense)	$ 0	$ 0	$ 0	$ 0	$ 0